BASIS OF PRESENTATION - Summary of Antidilutive securities (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	7,805,954	719,389
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	148,780	277,389
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	1,293,500	442,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,363,674	0